INCOME TAX EXPENSES (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Income Tax Expense Benefit
	For the six months ended June 30,
	2025 (Unaudited)	2024 (Unaudited)
	$	$
Current tax expense
Current period	(118,245)	(96,608)
Deferred tax (expense)/benefit
Origination and reversal of temporary difference	(4,793)	5,770
Income tax expenses	(123,038)	(90,838)

Schedule of Profit Before Income Tax Differs from the Theoretical Amount

The tax on the Group’s (loss)/profit before income tax differs from the theoretical amount that would arise using the Singapore’s standard rate of income tax as follows:

	For the six months ended June 30,
	2025 (Unaudited)	2024 (Unaudited)
	$	$
Reconciliation between tax expenses and accounting profit at applicable tax rate
(Loss)/Profit before tax	(8,072,948)	692,824
Tax at the Singapore statutory rate	1,372,401	(117,781)
Difference from the effect of tax rates in a foreign jurisdiction	(1,088,176)	(33,994)
Tax losses-unrecognized deferred tax assets	(141,243)	(39,238)
Non-deductible expenses	(328,499)	7,050
Other non-taxable Income	62,479	(28,749)
Income tax expenses	(123,038)	(90,838)